ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accounts Payable And Accrued Liabilities (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Accrued Liabilities, Current [Abstract]
Due to a rental service company	¥ 184,551		¥ 182,542
Tenant deposits payable	105,253		83,682
Payable to a constructor for leasehold improvements	55,100		53,623
Other tax payable	51,536		51,832
Accrued utilities	25,123		22,513
Interest payable	57,961		13,435
Accrued payroll and welfare	7,425		10,451
Operation service payable	11,310		6,602
Deferred rent	8,443		2,503
Others	17,005		16,235
Total	¥ 523,707	$ 79,933	¥ 443,418